FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ 39,894,282	¥ 63,386,902	¥ (164,516,127)
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	71,000,875	15,553,224	22,750,277
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(14,068,932)	¥ (16,267,966)	¥ 25,640,169
Call spread options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(370,437)
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(8,400,918)	¥ 150,790,707	¥ (305,202,478)
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(6,170,282)	¥ (86,689,063)	¥ 92,295,905
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (2,096,024)